Share-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options
Beginning Balance	378,440	223,055
Forfeited during the period	(4,700)	(3,500)
Vested	0	0
Ending Balance	373,740	378,440	223,055
Weighted-Average Exercise Price
Beginning Balance	$ 21.52	$ 24.16
Forfeited	20.09	20.87
Vested	0	0
Ending Balance	$ 21.54	$ 21.52	$ 24.16
Weighted-Average Remaining Contractual Term (years)
Beginning Balance	7 years 8 months 12 days	8 years 8 months 16 days	8 years 4 months 6 days
Aggregate Intrinsic Value	$ 0	$ 0	$ 0
March 17, 2015 [Member]
Options
Granted		158,885
Weighted-Average Exercise Price
Granted		$ 17.80
Weighted-Average Remaining Contractual Term (years)
Granted		9 years 2 months 19 days